UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

New York Tax-Free Bond Fund

Investor Class (PRNYX)

This annual shareholder report contains important information about New York Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Tax-Free Bond Fund - Investor Class	$54	0.53%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection in the revenue sector also detracted, largely due to selection decisions in the dedicated tax, other education, and hospital sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York State, and New York City income taxes by investing primarily in investment-grade New York municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to dedicated tax, airports, and housing bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,175	10,133
2016	10,342	10,314
2016	9,838	9,776
2017	10,033	10,025
2017	10,263	10,281
2017	10,380	10,405
2017	10,312	10,322
2018	10,277	10,276
2018	10,380	10,395
2018	10,429	10,456
2018	10,383	10,439
2019	10,592	10,701
2019	10,928	11,061
2019	11,213	11,368
2019	11,149	11,325
2020	11,540	11,713
2020	11,063	11,501
2020	11,341	11,736
2020	11,514	11,879
2021	11,556	11,837
2021	11,858	12,046
2021	11,959	12,134
2021	11,980	12,114
2022	11,619	11,759
2022	11,038	11,227
2022	10,787	11,087
2022	10,774	11,067
2023	10,847	11,159
2023	11,022	11,282
2023	10,987	11,276
2023	11,222	11,541
2024	11,553	11,764
2024	11,444	11,584
2024	11,830	11,962
2024	12,024	12,110
2025	11,949	12,112
2025	11,522	11,819
2025	11,628	11,971
2025	12,183	12,429
2026	12,477	12,713

202501-4140694, 202603-5315090

F74-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
New York Tax-Free Bond Fund (Investor Class)	4.42%	1.55%	2.24%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$447,455
  Number of Portfolio Holdings287
  Investment Advisory Fees Paid (000s)$1,349
  Portfolio Turnover Rate36.7%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New York	94.6%
Puerto Rico	4.8
Other	0.6

Industry Allocation (as a % of Net Assets)

Table Summary
Special Tax	19.5%
Education	15.4
Transportation	13.3
Housing	12.8
Health Care	11.7
Electric	4.9
General Obligations - Local	3.8
Industrial & Pollution Control	2.9
Water & Sewer	2.7
Other	13.0

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price New York Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price New York Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New York Tax-Free Bond Fund

Investor Class (PRNYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

New York Tax-Free Bond Fund

I Class (TRYIX)

This annual shareholder report contains important information about New York Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Tax-Free Bond Fund - I Class	$45	0.44%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection in the revenue sector also detracted, largely due to selection decisions in the dedicated tax, other education, and hospital sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York State, and New York City income taxes by investing primarily in investment-grade New York municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to dedicated tax, airports, and housing bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	506,773	508,506
11/30/17	503,518	504,440
2/28/18	502,352	502,206
5/31/18	507,046	508,013
8/31/18	509,156	510,989
11/30/18	507,426	510,139
2/28/19	517,798	522,934
5/31/19	534,322	540,548
8/31/19	548,416	555,543
11/30/19	545,359	553,458
2/29/20	564,151	572,410
5/31/20	541,387	562,052
8/31/20	555,125	573,518
11/30/20	563,678	580,547
2/28/21	565,872	578,467
5/31/21	580,313	588,667
8/31/21	585,896	592,995
11/30/21	587,064	591,991
2/28/22	569,509	574,649
5/31/22	541,127	548,673
8/31/22	528,944	541,805
11/30/22	528,408	540,844
2/28/23	532,144	545,356
5/31/23	540,840	551,363
8/31/23	539,234	551,041
11/30/23	550,928	564,005
2/29/24	567,329	574,904
5/31/24	562,102	566,100
8/31/24	581,195	584,591
11/30/24	590,856	591,810
2/28/25	587,332	591,928
5/31/25	566,999	577,579
8/31/25	571,789	585,042
11/30/25	599,246	607,405
2/28/26	613,856	621,305

202501-4140694, 202603-5315090

F1101-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
New York Tax-Free Bond Fund (I Class)	4.52%	1.64%	2.40%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$447,455
  Number of Portfolio Holdings287
  Investment Advisory Fees Paid (000s)$1,349
  Portfolio Turnover Rate36.7%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New York	94.6%
Puerto Rico	4.8
Other	0.6

Industry Allocation (as a % of Net Assets)

Table Summary
Special Tax	19.5%
Education	15.4
Transportation	13.3
Housing	12.8
Health Care	11.7
Electric	4.9
General Obligations - Local	3.8
Industrial & Pollution Control	2.9
Water & Sewer	2.7
Other	13.0

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price New York Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price New York Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New York Tax-Free Bond Fund

I Class (TRYIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNYX New York Tax-Free
Bond Fund
TRYIX New York Tax-Free
Bond Fund–
.
I Class

T. ROWE PRICE New York Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 10.84 $ 10.83 $ 10.48 $ 11.55 $ 11.77
Investment activities
Net investment income
(1)(2)
0.40 0.37 0.32 0.30 0.29
Net realized and unrealized
gain/loss 0.06 (0.01) 0.35 (1.06) (0.22)
Total from investment
activities 0.46 0.36 0.67 (0.76) 0.07
Distributions
Net investment income (0.38) (0.35) (0.32) (0.30) (0.29)
Net realized gain — — — (0.01) —
(3)
Total distributions (0.38) (0.35) (0.32) (0.31) (0.29)
NET ASSET VALUE
End of period $ 10.92 $ 10.84 $ 10.83 $ 10.48 $ 11.55
Ratios/Supplemental Data
Total return
(2)(4)
4.42% 3.43% 6.51% (6.64)% 0.55%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.62% 0.60% 0.59% 0.59% 0.53%
Net expenses after waivers/
payments by Price Associates 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income 3.75% 3.38% 3.08% 2.80% 2.41%
Portfolio turnover rate 36.7% 30.7% 22.7% 20.0% 12.0%
Net assets, end of period (in
thousands) $202,525 $202,103 $202,161 $208,910 $319,198
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New York Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 10.83 $ 10.82 $ 10.47 $ 11.54 $ 11.76
Investment activities
Net investment income
(1)(2)
0.41 0.38 0.33 0.31 0.30
Net realized and unrealized
gain/loss 0.06 —
(3)
0.35 (1.06) (0.22)
Total from investment
activities 0.47 0.38 0.68 (0.75) 0.08
Distributions
Net investment income (0.39) (0.37) (0.33) (0.31) (0.30)
Net realized gain — — — (0.01) —
(3)
Total distributions (0.39) (0.37) (0.33) (0.32) (0.30)
NET ASSET VALUE
End of period $ 10.91 $ 10.83 $ 10.82 $ 10.47 $ 11.54
Ratios/Supplemental Data
Total return
(2)(4)
4.52% 3.53% 6.61% (6.56)% 0.64%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.49% 0.48% 0.48% 0.47% 0.44%
Net expenses after waivers/
payments by Price Associates 0.44% 0.44% 0.44% 0.44% 0.43%
Net investment income 3.85% 3.47% 3.17% 2.90% 2.50%
Portfolio turnover rate 36.7% 30.7% 22.7% 20.0% 12.0%
Net assets, end of period (in
thousands) $244,930 $241,956 $224,326 $220,755 $190,631
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New York Tax-Free Bond Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
NEW YORK  94.6%
Albany Capital Resource, Albany Medical Center Hosp. Project,
Series A, 5.25%, 5/1/44  2,000 2,219
Albany Capital Resource, Albany Medical Center Hosp. Project,
Series A, 5.25%, 5/1/45  1,000 1,094
Albany Capital Resource, Albany Medical Center Hosp. Project,
Series A, 5.50%, 5/1/55  2,000 2,140
Battery Park City Auth., 5.00%, 11/1/43  1,720 1,965
Battery Park City Auth., 5.00%, 11/1/44  1,250 1,408
Battery Park City Auth., Junior, Series D-1, VRDN, 1.93%,
11/1/38  500 500
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/47  2,320 2,030
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series A, 5.50%, 6/1/56 (1) 1,125 1,118
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series A, 5.625%, 6/1/61 (1) 1,450 1,453
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series B, 5.00%, 6/1/36 (1) 745 793
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  200 200
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  900 888
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (1) 2,120 1,938
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (1) 1,100 984
Build New York City Resource, Global Community Charter
School Project, Series A, 5.00%, 6/15/57  1,125 951
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (1) 600 606
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (1) 1,850 1,832
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (1) 1,000 769
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)
(2) 1,380 1,382
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (1)(3) 1,250 982
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/42 (2) 120 134
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/43 (2) 500 552

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/44 (2) 355 388
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (1) 2,000 1,887
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/37  1,500 1,627
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/39  1,765 1,894
Build New York City Resource, The Nightingale-Bamford School
Project, 5.00%, 7/1/40  3,000 3,386
Build New York City Resource, The Renaissance Charter
School 2 Project, Series A, 5.50%, 6/15/50  1,250 1,254
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  2,510 1,930
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  1,750 1,443
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41  2,725 2,736
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/44  1,000 1,110
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48  900 922
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (4) 1,500 1,579
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  1,395 1,478
Dormitory Auth. of the State of New York, Series AG, 3.00%,
7/1/48 (4) 1,240 964
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,057
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  1,000 908
Dormitory Auth. of the State of New York, Barnard College,
Series A, 5.25%, 7/1/43  2,000 2,232
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  4,285 4,869
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,385
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,425 5,920
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/31 (1) 1,000 1,003
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (1) 2,600 2,527
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,031

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  2,000 2,057
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,890 2,492
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 821
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.25%, 7/1/43 (4) 500 561
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.25%, 7/1/44 (4) 550 609
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.50%, 7/1/50 (4) 2,835 3,087
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  900 793
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/51  740 636
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/40 (4) 400 453
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/41 (4) 585 660
Dormitory Auth. of the State of New York, The New School,
Series A, 4.25%, 7/1/50  2,000 1,862
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  1,420 1,434
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,370 2,412
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (4) 3,675 3,932
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/31  460 481
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/36  860 890
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/39  550 605
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/40  500 545
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/41  475 512
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/42  665 710
Dutchess County Local Dev., Culinary Institute of America,
5.25%, 7/1/43  450 484
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 201

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 300
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  3,500 3,416
Empire State Dev., Group 4, Series A, 3.00%, 3/15/50  2,000 1,492
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  4,950 3,784
Empire State Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 2,053
Genesee County Funding., Rochester Regional Health Energy
Projects, Series A, 5.00%, 12/1/44  1,000 1,045
Genesee County Funding., Rochester Regional Health Energy
Projects, Series A, 5.50%, 12/1/55  3,300 3,446
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,335 413
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  3,700 3,383
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 501
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 300
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 325
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,002
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,001
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/44  4,000 3,911
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  5,000 5,072
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,585
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,513
Metropolitan Transportation Auth., Series E-1, VRDN, 2.00%,
11/15/50  100 100
Metropolitan Transportation Auth., Series G-3, VRDN, 2.00%,
11/1/31  3,100 3,100
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  3,000 3,066
Monroe County IDC, Rochester General Hosp., 4.00%, 12/1/41  1,885 1,847
Monroe County IDC, Rochester General Hosp., Series A,
5.00%, 12/1/37  1,890 1,893
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (1) 1,000 981
Monroe County IDC, Univ. of Rochester Project, Series A,
4.00%, 7/1/50  1,360 1,269
Nassau County, Series A, GO, 4.00%, 4/1/50  4,000 3,788
Nassau County IDA, EC, 5.00%, 1/1/58 (5) 2,041 —
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,204

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,003
New York City, Series B-1, GO, 5.00%, 10/1/43  2,500 2,630
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,044
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,186
New York City Housing Dev., 3.95%, 11/1/43  2,545 2,523
New York City Housing Dev., 4.125%, 11/1/53  4,000 3,674
New York City Housing Dev., Series A, 2.70%, 8/1/37  500 457
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,427
New York City Housing Dev., Series A, 4.95%, 11/1/58  2,000 2,015
New York City Housing Dev., Series A-1, 4.65%, 11/1/49  1,500 1,510
New York City Housing Dev., Series C, 4.95%, 2/1/55  1,000 1,011
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,711
New York City Housing Dev., Series F-1, 4.85%, 11/1/45  555 565
New York City Housing Dev., Series G-1, 3.05%, 5/1/50  2,950 2,179
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,250 1,553
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class E, 4.375%, 12/15/43 (Prerefunded
12/15/31) (6) 2,375 2,453
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class F, 5.25%, 12/15/43 (Prerefunded
12/15/31) (6) 500 520
New York City Housing Dev., Sustainable Dev. Bonds, Series A,
2.875%, 8/1/42  225 193
New York City Housing Dev., Sustainable Dev. Bonds, Series B,
VRDN, 3.10%, 11/1/45 (Tender 2/1/31)  675 680
New York City Housing Dev., Sustainable Dev. Bonds,
Series B-1, 4.75%, 11/1/40  1,000 1,063
New York City Housing Dev., Sustainable Dev. Bonds,
Series B-1, 5.05%, 11/1/45  250 262
New York City Housing Dev., Sustainable Dev. Bonds, Series C,
2.75%, 2/1/51  2,150 1,499
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-1, 5.00%, 11/1/45  750 782
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  1,700 1,738
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.85%, 11/1/45  920 863
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series A-2, 3.80%, 11/1/43  315 308
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series C-1-A, 3.15%, 11/1/36  250 245
New York City IDA, Queens Baseball Stadium Project, Series A,
2.00%, 1/1/38 (4) 905 731

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/34 (4) 250 250
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (4) 6,250 4,973
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  2,470 2,653
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, VRDN, 1.90%, 6/15/41  1,300 1,300
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, VRDN, 2.00%, 6/15/53  1,850 1,850
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  2,000 2,074
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.50%, 5/1/50  1,000 1,098
New York City Transitional Fin. Auth., Future Tax, Series B,
5.50%, 5/1/47  5,000 5,443
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  2,000 2,241
New York City Transitional Fin. Auth., Future Tax, Series D,
5.50%, 5/1/52  3,250 3,514
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  1,000 1,096
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  2,000 2,008
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  3,035 3,309
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  3,220 3,268
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  2,000 2,191
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.50%, 2/1/50  3,000 3,299
New York City Transitional Fin. Auth., Subordinate Bonds,
Series A-1, 5.00%, 5/1/43  1,000 1,114
New York City Transitional Fin. Auth., Subordinate Bonds,
Series D-1, 4.00%, 11/1/42  1,000 1,006
New York City Transitional Fin. Auth., Subordinate Bonds,
Series E, 5.00%, 11/1/43  1,860 2,054
New York City Transitional Fin. Auth., Subordinate Bonds,
Series H-1, 5.50%, 11/1/51  1,725 1,879
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,006
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,249
New York Convention Center Dev., Senior Lien, Hotel Unit Fee,
Series A, Zero Coupon, 11/15/55 (7) 830 209

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York Energy Fin. Dev., VRDN, 5.00%, 7/1/56 (Tender
12/1/33)  2,000 2,145
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  3,030 2,404
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41 (7) 1,000 799
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,690 5,950
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42 (4) 6,130 5,493
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (1) 3,200 3,205
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (1) 1,250 1,252
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51 (7) 6,680 4,978
New York Liberty Dev., 7 World Trade Center, 3.00%, 9/15/43  2,250 1,965
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 2, 2.625%, 9/15/69  1,000 947
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  1,000 1,198
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 239, 3.25%, 10/1/51  675 676
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  2,095 2,106
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.375%, 10/1/44  1,635 1,657
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.55%, 10/1/49  1,500 1,491
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 2, 2.10%, 4/1/31 (2) 1,000 949
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 259, 4.45%, 10/1/39 (2) 2,310 2,395
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  6,495 6,418
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/50  1,000 949
New York Power Auth., Green Bond, Series A, 5.00%,
11/15/53 (4) 2,000 2,105
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,609
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  1,500 1,537
New York State Housing Fin. Agency, Series B-2, VRDN,
3.35%, 12/15/54 (Tender 12/15/29)  1,625 1,643
New York State Housing Fin. Agency, Series C, 3.05%, 11/1/36  500 477
New York State Housing Fin. Agency, Series C, 4.20%, 11/1/54  4,295 4,081
New York State Housing Fin. Agency, Series D, 3.70%, 11/1/44  445 414

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Series D, 3.85%, 11/1/43  1,150 1,133
New York State Housing Fin. Agency, Series D-1, 4.70%,
11/1/45  2,500 2,518
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  1,500 1,003
New York State Housing Fin. Agency, Series E-1, 5.05%,
11/1/63  1,000 1,010
New York State Housing Fin. Agency, Series G, 2.40%, 11/1/41  250 196
New York State Housing Fin. Agency, Series I-1, 2.55%, 11/1/41  450 364
New York State Thruway Auth., Series A, 5.00%, 3/15/43  2,165 2,417
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  5,140 3,870
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (4) 5,000 5,073
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (2) 130 130
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 2,250 2,253
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (2) 3,315 3,410
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (2) 2,500 2,587
New York Transportation Dev., JFK Int'l. Airport, 4.00%, 12/1/41  1,170 1,170
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (2) 2,000 2,130
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (2) 310 324
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (2) 750 791
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
6/30/60 (2) 1,500 1,505
New York Transportation Dev., JFK Int'l. Airport, 5.50%,
6/30/54 (2) 4,415 4,514
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/44 (2) 2,850 3,192
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/55 (2) 500 534
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/59 (2) 3,560 3,796
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/38 (2) 1,540 1,545
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/42 (2) 210 203
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/37 (2) 500 531
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.25%, 12/31/54 (2)(4) 5,000 5,132

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Int'l. Airport, Series B,
STEP, 0.00%, 12/31/54 (2)(4) 1,450 977
New York Transportation Dev., LaGuardia Airport, Series A,
5.00%, 7/1/41 (2) 2,150 2,152
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (2) 1,785 1,788
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/44  1,300 1,476
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/45  950 1,066
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 4.00%, 12/1/49  4,110 3,879
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 5.00%, 12/1/45  1,515 1,584
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  2,000 2,004
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (2) 1,000 1,010
Port Auth. of New York & New Jersey, Series 218, 4.00%,
11/1/41 (2) 1,000 998
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (2) 1,000 1,012
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 183, 4.00%, 12/15/38  1,500 1,500
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/50 (2) 1,500 1,382
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/55 (2) 2,000 1,808
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52 (2) 5,500 5,814
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 248, 5.00%, 1/15/43  1,000 1,122
Roslyn Union Free School Dist., GO, 2.00%, 6/15/28  1,500 1,464
Roslyn Union Free School Dist., GO, 2.25%, 6/15/29  1,000 977
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 705
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/34  410 427
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/40  1,500 1,545
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  2,640 2,222
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  1,500 1,418
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,095
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C, 5.25%, 11/15/42  1,920 2,164
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  2,060 2,129

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Trust for Cultural Resources of the city of New York, American
Museum of Natural History, Series A, 5.00%, 7/15/54  1,500 1,581
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  1,250 1,438
Utility Debt Securitization Auth., Green Bond, Series TE-2,
5.00%, 12/15/50  1,000 1,062
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/45  1,195 1,324
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/46  1,200 1,313
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 2,015
Westchester County Local Dev., Medical Center Obligated
Project, 5.75%, 11/1/53 (4) 3,060 3,300
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/34  200 206
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/42  450 458
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 432
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  2,000 2,018
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 789
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 5.25%, 12/1/40 (1)(8) 500 514
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.00%, 12/1/45 (1)(8) 250 258
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.375%, 12/1/55 (1)(8) 500 514
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.50%, 12/1/65 (1)(8) 1,000 1,030
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  965 978
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  2,135 1,989
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/50  575 542
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  515 469
423,561
PUERTO RICO  4.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 2,164 1,477
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 2,688 1,861
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 430 449

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 221
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (3)
(10) 500 333
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (3)
(10) 30 20
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (3)
(10) 455 303
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (3)(10) 20 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (3)(10) 160 107
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (3)(10) 45 30
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)
(10) 55 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (3)
(10) 165 110
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (3)
(10) 220 147
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (3)
(10) 75 50
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (3)
(10) 90 60
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (3)
(10) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (3)
(10) 285 190
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(10) 185 123
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (3)
(10) 55 37
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (3)
(10) 50 33
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (3)
(10) 20 13
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (3)
(10) 55 37
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)
(10) 45 30
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (3)
(10) 15 10
Puerto Rico Electric Power Auth., Series ZZ, 4.10%, 7/1/19 (3)
(10) 90 60
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (3)
(10) 25 17

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (3)
(10) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (3)
(10) 175 117
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (3)
(10) 50 33
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (3)
(10) 20 13
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 4.75%,
7/1/27 (3)(10) 40 27
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  450 453
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,407 1,369
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,145 2,059
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,848 1,434
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  2,582 924
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  4,816 4,824
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,000 967
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 755
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  600 584
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 1,002
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  1,027 1,029
21,378
Total Investments in Securities
99.4% of Net Assets
(Cost $436,651) $ 444,939
‡ Par is denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $25,477 and represents 5.7% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Non-income producing
(4) Insured by Assured Guaranty Incorporated
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by Build America Mutual Assurance Company
(8) When-issued security
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $436,651) $ 444,939
Interest receivable 5,002
Receivable for shares sold 189
Cash 59
Other assets 21
Total assets 450,210
Liabilities
Payable for investment securities purchased 2,233
Payable for shares redeemed 184
Investment management fees payable 129
Due to affiliates 3
Other liabilities 206
Total liabilities 2,755
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 447,455
Net Assets Consist of:
Total distributable earnings (loss) $ (14,028)
Paid-in capital applicable to 40,997,893 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 461,483
NET ASSETS $ 447,455
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $202,525; Shares outstanding: 18,548,471) $ 10.92
I Class
(Net assets: $244,930; Shares outstanding: 22,449,422) $ 10.91

T. ROWE PRICE New York Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 18,299
Expenses
Investment management 1,638
Shareholder servicing
Investor Class $ 301
I Class 56 357
Prospectus and shareholder reports
Investor Class 9
I Class 7 16
Custody and accounting 213
Legal and audit 50
Registration 48
Directors 1
Miscellaneous 16
Waived / paid by Price Associates (289)
Total expenses 2,050
Net investment income 16,249
Realized and Unrealized Gain / Loss –
Net realized loss on securities (5,968)
Change in net unrealized gain / loss on securities 8,343
Net realized and unrealized gain / loss 2,375
INCREASE IN NET ASSETS FROM OPERATIONS $ 18,624

T. ROWE PRICE New York Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,249 $ 14,892
Net realized loss (5,968) (4,790)
Change in net unrealized gain / loss 8,343 4,499
Increase in net assets from operations 18,624 14,601
Distributions to shareholders
Net earnings
Investor Class (6,987) (6,513)
I Class (8,619) (7,872)
Decrease in net assets from distributions (15,606) (14,385)
Capital share transactions
*
Shares sold
Investor Class 39,066 37,913
I Class 34,844 32,391
Distributions reinvested
Investor Class 6,099 5,656
I Class 6,960 6,262
Shares redeemed
Investor Class (46,083) (43,735)
I Class (40,508) (21,131)
Increase in net assets from capital share
transactions 378 17,356
Net Assets
Increase during period 3,396 17,572
Beginning of period 444,059 426,487
End of period $ 447,455 $ 444,059
*Share information (000s)
Shares sold
Investor Class 3,685 3,499
I Class 3,275 2,989
Distributions reinvested
Investor Class 576 523
I Class 658 579
Shares redeemed
Investor Class (4,363) (4,038)
I Class (3,828) (1,952)
Increase in shares outstanding 3 1,600

T. ROWE PRICE New York Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free
Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds. The fund has two classes of shares: the New York Tax-Free Bond Fund (Investor Class) and the New
York Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE New York Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE New York Tax-Free Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE New York Tax-Free Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 444,939 $ — $ 444,939

T. ROWE PRICE New York Tax-Free Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $163,910,000 and
$153,602,000, respectively, for the year ended February 28, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have

T. ROWE PRICE New York Tax-Free Bond Fund

no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on certain derivatives contracts and differences between book/tax amortization policies.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 11 $ —
Tax-exempt income 15,595 14,385
Total distributions $ 15,606 $ 14,385
($000s)
Cost of investments $ 433,985
Unrealized appreciation $ 14,697
Unrealized depreciation (3,743)
Net unrealized appreciation (depreciation) $ 10,954
($000s)
Undistributed ordinary income $ 30
Undistributed tax-exempt income 143
Net unrealized appreciation (depreciation) 10,954
Loss carryforwards and deferrals (25,155)
Total distributable earnings (loss) $ (14,028)

T. ROWE PRICE New York Tax-Free Bond Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE New York Tax-Free Bond Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $727,000 remain subject to repayment by the fund at February 28, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses
Investor
Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(170) $(119)

T. ROWE PRICE New York Tax-Free Bond Fund

incurred pursuant to these service agreements were $127,000 for Price
Associates and $177,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE New York Tax-Free Bond Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New York Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price New York Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New York Tax-Free Bond Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New York Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New York Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $15,516,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F74-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026